CONSOLIDATED STATEMENT OF INCOME - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Net sales	$ 1,857,593,678	$ 1,822,540,697	$ 1,783,282,337
Cost of sales	(984,035,922)	(908,318,190)	(860,011,392)
Gross margin	873,557,756	914,222,507	923,270,945
Other income by function	19,295,892	22,584,710	228,455,054
Distribution costs	(337,101,549)	(327,543,973)	(314,391,183)
Administrative expenses	(138,811,668)	(136,975,243)	(152,376,458)
Other expenses by function	(230,349,566)	(241,479,749)	(216,236,609)
Other gains (losses)	(11,410,085)	3,156,799	4,029,627
Income from operational activities	175,180,780	233,965,051	472,751,376
Finance income	3,451,143	13,117,641	15,794,456
Finance costs	(28,714,063)	(27,720,203)	(23,560,662)
Share of net loss of joint ventures and associates accounted for using the equity method	(8,437,209)	(16,431,759)	(10,815,520)
Gains (losses) on exchange differences	2,551,823	(9,054,155)	3,299,657
Result as per adjustment units	(429,198)	(8,255,001)	742,041
Income before taxes	143,603,276	185,621,574	458,211,348
Income tax expense	(35,408,420)	(39,975,914)	(136,126,817)
Net income of year	108,194,856	145,645,660	322,084,531
Net income attributable to:
Equity holders of the parent	96,152,272	130,141,692	306,890,792
Non-controlling interests	12,042,584	15,503,968	15,193,739
Net income of year	$ 108,194,856	$ 145,645,660	$ 322,084,531
Basic earnings per share (Chilean pesos) from:
Continuing operations	$ 260.22	$ 352.21	$ 830.55
Diluted earnings per share (Chilean pesos) from:
Continuing operations	$ 260.22	$ 352.21	$ 830.55